Basic and diluted net earnings per share - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Class of Stock [Line Items]
Net earnings attributable to shareholders of AQN from continuing operations	$ 7.5	$ 17.4	$ 93.2	$ 112.8
Series A and D shares dividend	2.6	2.6	5.2	5.2
Net earnings attributable to common shareholders of AQN from continuing operations	4.9	14.8	88.0	107.6
Net earnings (loss) attributable to common shareholders of AQN from discontinued operations	(3.9)	6.7	(3.4)	8.1
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	1.0	21.5	84.6	115.7
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 1.0	$ 21.5	$ 84.6	$ 115.7
Weighted average number of shares
Basic (in shares)	769,712,719	768,056,555	769,289,055	767,864,646
Effect of dilutive securities (in shares)	3,164,684	4,354,954	3,605,990	3,603,651
Diluted average number of shares (in shares)	772,877,403	772,411,509	772,895,045	771,468,297
Basic net earnings per share from continuing operations (USD per share)	$ 0.01	$ 0.02	$ 0.11	$ 0.14
Diluted net earnings per share from continuing operations (USD per share)	0.01	0.02	0.11	0.14
Basic net earnings (loss) per share from discontinued operations (USD per share)	(0.01)	0.01	0	0.01
Diluted net earnings (loss) per share from discontinued operations (USD per share)	(0.01)	0.01	0	0.01
Basic net earnings per share (USD per share)	0	0.03	0.11	0.15
Diluted net earnings per share (USD per share)	$ 0	$ 0.03	$ 0.11	$ 0.15
Series A preferred share dividend
Class of Stock [Line Items]
Series A and D shares dividend	$ 1.4	$ 1.4	$ 2.8	$ 2.8
Series D preferred share dividend
Class of Stock [Line Items]
Series A and D shares dividend	$ 1.2	$ 1.2	$ 2.4	$ 2.4